Sale of Merchant Card Servicing Business - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of business			$ 0	$ 4,750,000	$ 4,750,000	$ 0	$ 0
Gain on sale of business	0	0	0	3,093,000	3,093,000	0	0
Merchant Card Servicing Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of business								4,800,000
Termination fee								1,700,000
Gain on sale of business								$ 3,100,000
Initial term of agreement					10 years